PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

May 13, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Growth Series (Invesco Growth Series)

CIK No. 0000202032

Invesco Conservative Allocation Fund (the “Fund”)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Fund as filed pursuant to Rule 497(e) under the 1933 Act on May 7, 2014 (Accession Number: 0001193125-14-187581).

Please direct any comments or questions to the undersigned or contact me at (713) 214-7888.

Very truly yours,

/s/ Peter Davidson

Peter Davidson

Assistant General Counsel